Related parties (Detail 1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)
Remuneration Of Key Management Personnel [Line Items]
Base salaries and other cash payments		$ 35		$ 26		$ 30
Incentive awards - cash		24		16		17
Annual incentive award under DCCP		36		23		26
Employer's contributions to retirement benefit plans		3		2		2
Benefits in kind, fringe benefits (at market value)		1		1		1
Equity-based compensation		63		42		45
Total	SFr 147	$ 162	SFr 106	$ 110	SFr 112	$ 122
Applicable performance award currency exchange rate	0.91	0.91	0.96	0.96	0.92	0.92